NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2019
Net comprehensive loss	$ 2,311,572	$ 1,320,728	$ 3,328,530	$ 2,584,044	$ 3,670,336	$ 1,162,863
Accumulated deficit	11,794,731		11,794,731		8,385,496	$ 4,692,009
[custom:LiabilitiesCurrentInExcessOfAssetsCurrent-0]	$ 473,802		$ 473,802
[custom:CurrentLiabiliesInExcessOfCurrentAssets-0]					$ 583,636
U W R L [Member]
Equity Method Investment, Ownership Percentage							100.00%